Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Provisions related to expected credit losses (IFRS 9, Financial Instruments)	$ 347	$ 320
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations)	371	997
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	3,785	4,969
Acquisition-related contingent liabilities (IFRS 3, Business Combinations)	531	2,122
Other provisions	1,586	1,368
Total provisions and contingent liabilities	5,035	8,409
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	$ 2,200	$ 3,602